Income Tax (Expense)/ Benefit - Income tax expense (benefit) disaggregated by jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Domestic income tax expense	$ 0	$ 0	$ 0
Foreign income tax (expense)/benefit	(4,307)	18	(1,870)
Total income tax benefit/(expense)	(4,307)	18	(1,870)
Mixed Tax Unit
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax (expense)/benefit	(2,709)	0	0
UK
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax (expense)/benefit	(797)	469	(1,592)
Norway
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax (expense)/benefit	(298)	(331)	(349)
Italy
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax (expense)/benefit	(435)	0	0
Croatia
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax (expense)/benefit	(59)	(105)	75
Others
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax (expense)/benefit	$ (9)	$ (15)	$ (4)